Note 2 - Summary of Significant Accounting Policies - Schedule Of Estimated Useful Lives Of Property And Equipment (Details)	Dec. 31, 2024
Minimum [Member]
Useful life (Year)	1 year
Maximum [Member]
Useful life (Year)	8 years
Equipment [Member] | Minimum [Member]
Useful life (Year)	3 years
Equipment [Member] | Maximum [Member]
Useful life (Year)	8 years
Leasehold Improvements [Member] | Minimum [Member]
Useful life (Year)	1 year
Leasehold Improvements [Member] | Maximum [Member]
Useful life (Year)	7 years
Office Furniture, Fixtures, and Equipment [Member]
Useful life (Year)	5 years
Software and Software Development Costs [Member]
Useful life (Year)	5 years
Software and Software Development Costs [Member] | Minimum [Member]
Useful life (Year)	3 years
Software and Software Development Costs [Member] | Maximum [Member]
Useful life (Year)	5 years